Accounts Receivable, Net - Activity in Allowance for Doubtful Accounts (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Receivables [Abstract]
Allowance for doubtful accounts - beginning	$ 3,855	$ 2,735
Charged to costs and other	1,908	5,457
Write offs	(2,714)	(4,337)
Allowance for doubtful accounts - ending	$ 3,049	$ 3,855